Stock-Based Compensation - Schedule of Valuation Assumptions, Options (Details) - Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	65.00%	32.50%
Risk free rate	1.71%
Expected term	6 years 1 month 6 days
Dividend yield	0.00%	0.00%